                       SUPPLEMENT DATED DECEMBER 12, 1997
                         TO PROSPECTUS DATED MAY 1, 1997
                          FOR MARKET STREET FUND, INC.


THE FOLLOWING IS TO REPLACE THE SECOND PARAGRAPH OF THE "INVESTMENT OBJECTIVES AND POLICIES, THE BOND PORTFOLIO" SECTION, ON PAGE 12 OF YOUR PROSPECTUS.

        The Portfolio purchases securities issued by U.S. and foreign corporations and by U.S. and foreign governments and their agencies and instrumentalities. Securities of foreign issuers are only purchased if they are investment grade quality, denominated in U.S. dollars and income from such securities is paid in U.S. dollars. Investment in securities of foreign issuers entail certain risks not found in securities of domestic issuers. See "Foreign Securities," and

                       SUPPLEMENT DATED DECEMBER 12, 1997
                         TO PROSPECTUS DATED MAY 1, 1997
                          FOR MARKET STREET FUND, INC.


THE FOLLOWING IS TO REPLACE THE SECOND PARAGRAPH OF THE "INVESTMENT OBJECTIVES AND POLICIES, THE BOND PORTFOLIO" SECTION, ON PAGE 14 OF YOUR PROSPECTUS.

        The Portfolio purchases securities issued by U.S. and foreign corporations and by U.S. and foreign governments and their agencies and instrumentalities. Securities of foreign issuers are only purchased if they are investment grade quality, denominated in U.S. dollars and income from such securities is paid in U.S. dollars. Investment in securities of foreign issuers entail certain risks not found in securities of domestic issuers. See "Foreign Securities," and



THE FOLLOWING PARAGRAPH IS TO BE ADDED AT THE END OF THE "INVESTMENT OBJECTIVES AND POLICIES, THE COMMON STOCK PORTFOLIO" SECTION, ON PAGE 15 OF YOUR PROSPECTUS.

        The planned reorganization resulting in the combination of the Common Stock Portfolio and the Growth Portfolio of the Market Street Fund, Inc. (the "Fund"), by transferring the assets and liabilities of the Common Stock Portfolio to the Growth Portfolio and exchanging the shares of stock representing interests in the Common Stock Portfolio for shares of stock representing interests in the Growth Portfolio (the "Reorganization"), became effective on December 12, 1997. The Reorganization was approved at a Special Meeting of Shareholders of the Common Stock Portfolio held on December 5, 1997. Since May 1, 1997, the Growth Portfolio has been managed by Sentinel Advisors Company, which also managed the Common Stock Portfolio. Both Portfolios were managed by the same portfolio management teams in essentially the same style.